Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

22. SEGMENT REPORTING

The Group’s CODM is its CEO, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance, and allocating resources. The Group manages its operations and allocates resources as a single operating segment.

The following table includes the significant expense categories and amounts that are regularly provided to the CODM:

	For the years ended
	June 30,
	2025	2024	2023
Revenues	2,557,266	7,323,356	6,293,340
Less:
Cost of revenues	1,733,433	2,422,262	2,663,924
Selling and marketing expenses (1)	484,992	1,279,005	758,593
General and administrative expenses	4,294,422	3,558,452	2,199,987
Research and development expense	30,042	89,968	-
Share-based compensation	34,227,641	-	-
Other (income) expenses, net (2)	(5,685,393)	(666,816)	391,271
Net (loss) income	(32,527,871)	640,485	279,565

(1)	Excludes share-based compensation expenses.

(2)	Includes other income and expenses, net and income tax expenses.